Condensed Balance Sheets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash		$ 551,258	$ 0
Prepaid Expenses		70,406	0
Total current assets		621,664	0
Deferred offering costs		0	130,686
Cash and securities held in Trust Account		345,031,308	0
Total Assets		345,652,972	130,686
Liabilities and Shareholders' Equity (Deficit)
Accounts Payable		182,120	0
Accrued offering costs and expenses		0	113,778
Total current liabilities		182,120	113,778
Deferred underwriting fee		12,075,000	0
Warrant liabilities		23,093,608	0
Total liabilities		35,350,728	113,778
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 34,500,000 and no shares, issued and outstanding, at redemption value at December 31, 2021 and December 31, 2020, respectively		345,031,308	0
Shareholders' Equity (Deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding		0	0
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; no shares issued and outstanding (excluding 34,500,000 and 0 shares subject to possible redemption) at December 31, 2021 and December 31, 2020, respectively		0	0
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 8,625,000 and 7,187,500 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively		863	719	[1]
Additional paid-in capital		0	24,137
Accumulated deficit		(34,729,927)	(7,948)
Total shareholders' equity (Deficit)		(34,729,064)	16,908
Total Liabilities and Shareholders' Equity (Deficit)		$ 345,652,972	130,686
Previously Reported [Member]
Liabilities and Shareholders' Equity (Deficit)
Accrued offering costs and expenses			113,634
Total liabilities			113,634
Shareholders' Equity (Deficit)
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 8,625,000 and 7,187,500 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively	[2]		863
Total shareholders' equity (Deficit)			$ 17,052

[1]	On December 31, 2020, an aggregate of 7,187,500 founder shares were issued to the Sponsor for an aggregate purchase price of $25,000. In February 2021, the Sponsor transferred an aggregate of 75,000 founder shares to the Company’s independent directors. Additionally, on February 23, 2021, the Company effectuated a recapitalization, and an additional 1,437,500 Class B ordinary shares were issued to the Sponsor and, as a result, the initial shareholders held 8,625,000 founder shares, including up to 1,125,000 founder shares which were subject to forfeiture by the Sponsor, if the over-allotment option was not exercised by the underwriters in full. As a result of the underwriters’ full exercise of their over-allotment option on February 26, 2021, none of the Class B ordinary shares are subject to forfeiture any longer.
[2]	Share count at December 31, 2020 included up to 1,125,000 founder shares that were subject to forfeiture by the Sponsor if the over-allotment option was not exercised in full or in part by the underwriters (see Note 6).